INTEREST IN THE MASTER TRUST - Net Assets Available for Benefits (Details) - San Diego Gas & Electric Company Savings Plan 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Non-interest bearing cash	$ 255,000	$ 1,000
Dividends receivable	2,774,000	3,055,000
Employer contributions receivable	0	3,000
NET ASSETS AVAILABLE FOR BENEFITS	2,233,193,000	2,131,333,000
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	5,951,845,000	5,607,355,000
Non-interest bearing cash	778,000	50,000
Dividends receivable	7,639,000	8,271,000
Employer contributions receivable	2,000	3,000
Participant contributions receivable	1,000	0
NET ASSETS AVAILABLE FOR BENEFITS	5,960,265,000	5,615,679,000
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	2,199,939,000	2,097,965,000
Non-interest bearing cash	255,000	1,000
Dividends receivable	2,774,000	3,055,000
Employer contributions receivable	0	3,000
Participant contributions receivable	0	0
NET ASSETS AVAILABLE FOR BENEFITS	2,202,968,000	2,101,024,000
Sempra common stock | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	1,034,401,000	1,165,804,000
Sempra common stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	374,781,000	430,893,000
Mutual funds | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	442,746,000	400,835,000
Mutual funds | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	157,845,000	153,843,000
Common/collective trusts | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	4,474,698,000	4,040,716,000
Common/collective trusts | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust investments	$ 1,667,313,000	$ 1,513,229,000